Derivative Financial Instruments - Schedule of Derivative Instrument Not Designated as Hedging (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Dec. 02, 2017	Dec. 03, 2016	Feb. 27, 2016	Feb. 28, 2015
Not designated as hedging instrument | Interest rate swaps | Other expense (income)
Derivative Instruments, Gain (Loss) [Line Items]
Amount of income recognized from derivatives	$ 0.2	$ 0.8	$ 0.8	$ (2.9)